Income Taxes - Summary of the amounts and expiry dates of tax attributes (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	$ 79,698	$ 79,614
Excess of tax value of property and equipment over carrying value	1,128	1,440
Excess of tax value of intellectual property and patent fees over carrying value	10,897	10,895
Available deductions and other	43,291	43,388
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	98,321	98,216
Excess of tax value of property and equipment over carrying value	998	1,240
Excess of tax value of intellectual property and patent fees over carrying value	10,892	10,881
Available deductions and other	1,430	1,572
2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	414	414
2027 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	407	406
2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	34,876	34,839
2028 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,975	16,957
2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	14,671	14,656
2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,400	12,386
2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,614	8,605
2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,611	8,602
2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	17,740	17,721
2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	15,748	15,731
2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,019	12,007
2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	11,036	11,024
2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,636	8,627
2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,555	8,546
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,909	7,900
2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,839	7,831
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,057	7,050
2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,973	6,965
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,964	1,962
2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,886	$ 1,884
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,024
2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ 5,952